Other income and other net gains/(losses)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Other income and other net gains/(losses)	Other income and other net gains/(losses)

	2023	2022	2021
		(Restated)	(Restated)
Continuing operations
Government subsidies (note)	$108,248	$534,678	$7,932
Bank interest income	3,923,279	471,878	201
Dividend income	—	9,862	—
Net foreign exchange gains/(losses)	330,193	(663,004)	(51,260)
Impairment loss on amount due from an equity-accounted investee	—	—	(176,227)
Sundry income	145,383	76,443	17,178
	$4,507,103	$429,857	$(202,176)
Note: The Group has recognized various subsidies granted by the governments in different jurisdictions, including:
(i)funding support of $71,657 and $234,470 from the Employment Support Scheme (the “ESS”) under the Anti-epidemic Fund set up by The Government of Hong Kong Special Administrative Region during the years ended December 31, 2023 and 2022, respectively. The purpose of the funding was to provide financial support to enterprises to retain their employees who would otherwise be made redundant. Under the terms of the grant, the Group was required not to make redundancies during the subsidy period and to spend all the funding on paying wages to the employees;
(ii)funding support of $7,932 from the Jobs Support Scheme (the “JSS”) as one of the COVID-19 resilience package granted by the Singapore government during the year ended December 31, 2021. The purpose of the funding was to provide wage support to employers in retaining their local employees (Singapore Citizens and Permanent Residents) during this period of economic uncertainty. Under the terms of the grant, the Singapore government co-funded a proportion of the gross monthly wages paid to each local employee. All active employers, except for government organizations (local and foreign) and representative offices, were eligible for the JSS; and
(iii)funding support of $36,591 and $300,208 from the Job Creation Scheme from the Hong Kong Institute of Human Resource Management (the “HKIHRM”) under the Anti-epidemic Fund set up by The Government of Hong Kong Special Administrative Region during the years ended December 31, 2023 and 2022, respectively. Under the Job Creation Scheme, employers who are HKIHRM members which created job positions are eligible to apply for salary government grants.